Document And Entity Information	Apr. 01, 2026
Document Information [Line Items]
Entity, Registrant Name	Bimini Capital Management, Inc.
Document, Type	8-K/A
Document, Period End Date	Apr. 01, 2026
Entity, Incorporation, State or Country Code	MD
Entity, File Number	001-32171
Entity, Tax Identification Number	72-1571637
Entity, Address, Address Line One	3305 Flamingo Drive
Entity, Address, City or Town	Vero Beach
Entity, Address, State or Province	FL
Entity, Address, Postal Zip Code	32963
City Area Code	772
Local Phone Number	231-1400
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity, Emerging Growth Company	false
Amendment Description	Bimini 8-K/A TJIM Acquisition
Amendment Flag	true
Entity, Central Index Key	0001275477